Summary of Significant Accounting Policies - Additional Information (Detail)		3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 29, 2016	Sep. 30, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares		Sep. 30, 2015 USD ($)	[1]	Jun. 30, 2015 USD ($)	[1]	Mar. 31, 2015 USD ($)	[1]	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) Segment shares	Sep. 27, 2016 shares
Summary Of Significant Accounting Policies [Line Items]
Stockholders equity reverse stock split ratio	0.33
Common stock, shares authorized | shares		150,000,000	150,000,000				40,000,000								150,000,000		150,000,000	40,000,000
Description of reverse stock split															On September 27, 2016, the Company's stockholders approved, and the Company filed, an amendment to the Company's amended and restated certificate of incorporation to effect a one-for-three reverse stock split of the Company's outstanding common stock, and to increase the authorized number of shares of the Company's common stock from 40,000,000 to 150,000,000 shares. The one-for-three reverse stock split was effected September 29, 2016.		On September 27, 2016, the Company's stockholders approved, and the Company filed, an amendment to the Company's amended and restated certificate of incorporation to effect a one-for-three reverse stock split of the Company's outstanding common stock, and to increase the authorized number of shares of the Company's common stock from 40,000,000 to 150,000,000 shares. The one-for-three reverse stock split was effected on September 29, 2016.
Number of reportable segments | Segment																		1
Number of suppliers																	one supplier
Allowance for doubtful accounts			$ 0				$ 0										$ 0	$ 0
Depreciation expense																	322,000	261,000
Research and development expenses		$ 856,698	668,399	$ 600,613	$ 716,279	$ 728,076	784,379	[1]	$ 677,729		$ 744,242		$ 651,420		$ 2,455,947	$ 2,044,968	2,713,367	2,857,770
Accrual for interest or penalties for income taxes			$ 0				$ 0										0	0
Interest or penalties expense on income taxes																	$ 0	$ 0
Customer Concentration Risk [Member] | Net Revenues [Member] | Medicare [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage																	40.00%	41.00%
Contracted Partners [Member] | Customer Concentration Risk [Member] | Net Revenues [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage																	7.00%	11.00%
Client One [Member] | Customer Concentration Risk [Member] | Net Revenues [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage																	19.00%	21.00%
Client One [Member] | Customer Concentration Risk [Member] | Net Revenues [Member] | Medicare [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage																	10.00%	12.00%
Client Two [Member] | Customer Concentration Risk [Member] | Net Revenues [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage																	11.00%	7.00%
Client Two [Member] | Customer Concentration Risk [Member] | Net Revenues [Member] | Medicare [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage																	7.00%	9.00%
Client Three [Member] | Customer Concentration Risk [Member] | Net Revenues [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage																	9.00%	6.00%
Client Three [Member] | Customer Concentration Risk [Member] | Net Revenues [Member] | Medicare [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage																	4.00%	5.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Common stock, shares authorized | shares																			150,000,000
Estimated useful life of assets																	7 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Common stock, shares authorized | shares																			40,000,000
Estimated useful life of assets																	3 years

[1]	A total of $290,709 and $27,856 of revenue-generating costs previously allocated to research and development expenses during the quarters ended March 31, 2015 and June 30, 2015, respectively, were reclassified to cost of revenues in this current period presentation of selected quarterly financial data.